091-23774fn

For Internal Use Only	RECEIVED	Submit 1 Original		OMB Approval No.:
Sec File No. 91 -		and 9 Copies		Expires:

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2017 DEC -6 PM 1:36
SEC / TM

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE American LLC (pursuant to unlisted trading privileges)

SEC Mail Processing Section
DEC 06 2017
Washington DC
415

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

S&P Emerging Markets Dividend and Free Cash Flow Yield Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

17019605

6. Ticker Symbol(s) of New Derivative Securities Product:

EEMD

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, NYSE American, NASDAQ, ABU DHABI, HONG KONG, MICEX, SINGAPORE, TAIWAN, ISTANBUL, JSE, MALAYSIA, SHENZHEN, SAO PAULO, KOREA, MEXICO, THAILAND, LONDON, PRAGUE, QATAR, TAIPEI

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+2/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Associate General Counsel and Assistant Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

[signature]

December 5, 2017

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 06 2017

SEC 2449 (1/99)

NYSE

Martha Redding
Associate General Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

RECEIVED
2017 DEC -6 PM 1:34
SEC / TM

Via Overnight Mail

December 5, 2017

Ms. Claudette Ransom
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 7010
Washington, DC 20549

SEC
Mail Processing
Section
DEC 06 2017
Washington DC
415

Re: 19b-4(e) – Transmittal (NYSE American, LLC)

Dear Ms. Ransom:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

JPMorgan Diversified Event Driven ETF (JPED)
USCF SummerHaven SHPEI Index Fund (BUY)
USCF SummerHaven SHPEN Index Fund (BUYN)
Direxion Daily Small Cap Bull 1.25X Shares (LLSC)
AAM S&P High Dividend Value ETF (SPDV)
AAM S&P Emerging Markets High Dividend Value ETF (EEMD)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures